INTANGIBLE ASSETS, NET - Intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Weighted average useful lives of intangible assets
Intangible assets, cost	¥ 2,308,232		¥ 2,282,473
Accumulated Amortization	(867,754)		(744,083)
Impairment	(57,072)		(41,259)
Impairment	¥ (15,113)
Impairment Of Intangible Asset Finite Lived Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	false
Intangible Assets, net	¥ 1,383,406	$ 194,849	1,497,131
Purchased software
Weighted average useful lives of intangible assets
Intangible assets, cost	233,513		207,565
Accumulated Amortization	(157,081)		(139,443)
Impairment	(802)
Intangible Assets, net	75,630		68,122
Radio Spectrum License
Weighted average useful lives of intangible assets
Intangible assets, cost	136,825		134,543
Accumulated Amortization	(87,145)		(83,294)
Impairment	(41,959)		(41,259)
Intangible Assets, net	7,721		9,990
Operating Permits
Weighted average useful lives of intangible assets
Intangible assets, cost	1,199,210		1,217,876
Accumulated Amortization	(89,226)		(56,433)
Intangible Assets, net	1,109,984		1,161,443
Technology Platform
Weighted average useful lives of intangible assets
Intangible assets, cost	38,050		38,050
Accumulated Amortization	(23,739)		(18,258)
Impairment	(14,311)
Intangible Assets, net			19,792
Customer relationships
Weighted average useful lives of intangible assets
Intangible assets, cost	257,183		257,183
Accumulated Amortization	(256,888)		(235,810)
Intangible Assets, net	295		21,373
Licenses
Weighted average useful lives of intangible assets
Intangible assets, cost	5,772		5,772
Accumulated Amortization	(3,812)		(3,428)
Intangible Assets, net	1,960		2,344
Supplier relationships
Weighted average useful lives of intangible assets
Intangible assets, cost	39,053		39,053
Accumulated Amortization	(37,299)		(34,281)
Intangible Assets, net	1,754		4,772
Trade names
Weighted average useful lives of intangible assets
Intangible assets, cost	116,266		116,266
Accumulated Amortization	(54,742)		(48,929)
Intangible Assets, net	61,524		67,337
Customer contract.
Weighted average useful lives of intangible assets
Intangible assets, cost	190,141		190,141
Accumulated Amortization	(89,002)		(68,622)
Intangible Assets, net	101,139		121,519
Non - Complete Agreement
Weighted average useful lives of intangible assets
Intangible assets, cost	1,800		1,800
Accumulated Amortization	(1,800)		(1,800)
Internal-use software
Weighted average useful lives of intangible assets
Intangible assets, cost	90,419		74,224
Accumulated Amortization	(67,020)		(53,785)
Intangible Assets, net	¥ 23,399		¥ 20,439